Financial Risk Management - Interest Rates Used by the Group for the Fair Value Measurement (Detail)	12 Months Ended
Dec. 31, 2021
Derivatives instrument [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	0.32%
Derivatives instrument [member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	3.90%
Borrowings and debentures [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	1.64%
Borrowings and debentures [member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	2.33%
Long-term payables - other [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	1.62%
Long-term payables - other [member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	2.39%